Earnings/(Loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings/(Loss) Per Common Share [Abstract]
Net Income	$ 6,066	$ 18,948	$ 8,616
Less: Deemed dividend for beneficial conversion feature of Series E Shares	0	0	(900)
Less: Deemed dividend equivalents on preferred shares related to redemption value	0	(14,400)	(437)
Less: Dividends of preferred shares	(6,010)	(12,390)	(1,883)
Less: Deemed dividend on warrant inducement (Note 9)	0	(1,345)	0
Less: Deemed dividend on Series E Shares conversion	(22,426)	0	0
Net income/ (loss) attributable to common shareholders	$ (22,370)	$ (9,187)	$ 5,396
Earnings / (Loss) per share [Abstract]
Weighted average common shares outstanding, basic (in shares)	1,798,761	252,815	165,966
Weighted average common shares outstanding, diluted (in shares)	1,798,761	252,815	165,966
Earnings / (Loss) per share, basic (in dollars per share)	$ (12.44)	$ (36.34)	$ 32.51
Earnings / (Loss) per share, diluted (in dollars per share)	$ (12.44)	$ (36.34)	$ 32.51
Series E Shares [Member]
(Loss)/Earnings Per Common Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	1,177,547	81,231	52,984